Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating and Finance Leases Balance Sheet Location
Leases were presented on the consolidated balance sheets as follows.

($ millions)	2023	2022
Operating leases
Other assets	51	43
Accounts payable and other current liabilities	(12)	(9)
Other liabilities	(39)	(34)

Finance leases (1)
Regulatory assets	137	132
PPE, net	205	206
Accounts payable and other current liabilities	(3)	(2)
Finance leases	(339)	(336)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

Components of Lease Expense and Supplemental Lease Information
The components of lease expense were as follows.

($ millions)	2023	2022
Operating lease cost	12	9
Finance lease cost:
Amortization	3	1
Interest	33	33
Variable lease cost	23	21
Total lease cost	71	64

Supplemental lease information follows.

($ millions, except as indicated)	2023	2022
Weighted average remaining lease term (years)
Operating leases	7	9
Finance leases	32	33
Weighted average discount rate (%)
Operating leases	4.5	4.1
Finance leases	5.0	5.0

Present Value of Minimum Finance Lease Payments
As at December 31, 2023, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2024	14	36	50
2025	11	36	47
2026	10	36	46
2027	6	36	42
2028	3	36	39
Thereafter	16	978	994
	60	1,158	1,218
Less: Imputed interest	(9)	(816)	(825)
Total lease obligations	51	342	393
Less: Current installments	(12)	(3)	(15)
	39	339	378

Present Value of Minimum Operating Lease Payments
As at December 31, 2023, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2024	14	36	50
2025	11	36	47
2026	10	36	46
2027	6	36	42
2028	3	36	39
Thereafter	16	978	994
	60	1,158	1,218
Less: Imputed interest	(9)	(816)	(825)
Total lease obligations	51	342	393
Less: Current installments	(12)	(3)	(15)
	39	339	378